ACCUMULATED OTHER COMPREHENSIVE INCOME/LOSS (Tables)	12 Months Ended
Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Schedule of components of accumulated other comprehensive loss
	At June 30,
	2015	2014
	(In thousands)
Net unrealized loss on securities available-for-sale	$(300)	$(362)
Tax effect	102	125
Accumulated other comprehensive loss	$(198)	$(237)